Equity Method Investment (Details) - Schedule Of Income Statement - HKGF Arcadia [Member]	1 Months Ended
Jul. 31, 2023 USD ($)
Net Revenues
Total Revenues, Net	$ 577,824
Cost of Revenues
Total Cost of Revenues	428,535
Gross Profit	149,289
Operating Expenses	220,430
Total Operating Expenses	220,430
Loss from Operations	(71,141)
Income (Loss) Before Income Taxes	(71,141)
Income Tax Provisions
Net Loss	(71,141)
Net Loss Attributable to Maison Solutions Inc.	(28,456)
SupermarketMember
Net Revenues
Total Revenues, Net	577,824
Cost of Revenues
Total Cost of Revenues	$ 428,535